Net income/(loss) per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net income/(loss) per share
19.	Net income/(loss) per share

Basic and diluted net income/(loss) per share for each of the years presented are calculated as follow:

	Year ended December 31,
	2018	2019	2020
	(in thousands of RMB, except share data and per share data)
Numerator:
Net income/(loss) available to shareholders of the Company - basic and diluted	47,440	(219,404)	(410,985)
Denominator
Weighted average number of ordinary shares - basic	45,626,027	48,391,607	55,661,445
Effect of dilutive securities	1,371,748	-	10,180,575
Dilutive effect of non-vested shares	46,997,775	48,391,607	65,842,020
Denominator for diluted net (loss)/income per share
Net income/(loss) - basic	1.04	(4.53)	(7.38)
Net income/(loss) - diluted	1.01	(4.53)	(6.24)